Other Borrowings (Tables)	12 Months Ended
Sep. 30, 2011
Other Borrowings [Abstract]
Schedule of maturity dates of securities sold under agreements to repurchase and other borrowings
Maturity dates of securities sold under agreements to repurchase (reverse repurchase agreements) and other borrowings were as follows:

September 30,	2011	2010
	(In thousands)
Reverse repurchase agreements and other borrowings:
Within 1 year	$—	$—
1 to 3 years	300,000	—
4 to 5 years	300,000	500,000
More than 5 years	200,000	300,000
	$800,000	$800,000

Schedule of maturity dates of reverse repurchase agreements and other borrowings if callable agreements called at earliest dates
If these were to be called at the earliest call dates, the maturities of the reverse repurchase agreements and other borrowings would be as follows:

September 30,	2011	2010
	(In thousands)
Reverse repurchase agreements and other borrowings:
Within 1 year	$200,000	$—
1 to 3 years	300,000	500,000
4 to 5 years	300,000	200,000
More than 5 years	—	100,000
	$800,000	$800,000

Schedule of financial data pertaining to weighted-average cost and amount of securities sold under agreements to repurchase
Financial data pertaining to the weighted-average cost and the amount of securities sold under agreements to repurchase and other borrowings were as follows:

September 30,	2011	2010	2009
Weighted average interest rate at end of year	3.90%	3.90%	3.90%
Weighted daily average interest rate during the year	3.73%	3.90%	3.90%
Daily average of securities sold under agreements to repurchase	$800,000	$800,000	$800,000
Maximum securities sold under agreements to repurchase at any month end	800,000	800,000	800,000
Interest expense during the year	29,867	29,867	31,061

Schedule of financial data pertaining to weighted-average cost and amount of other borrowings

Financial data pertaining to the weighted average cost and the amount of other borrowings were as follows:

September 30,	2011	2010	2009
Weighted average interest rate at end of year	—%	—%	5.98%
Weighted daily average interest rate during the year	—%	4.98%	0.69%
Daily average of other borrowings	—	$9,479	$191,989
Maximum other borrowings at any month end	—	14,310	240,600
Interest expense during the year	—	22	1,327